Accounts receivables and contract assets (Tables)	12 Months Ended
Dec. 31, 2024
Accounts receivables and contract assets
Schedule of accounts receivable and contract assets

Accounts receivable and contract assets are being presented as single line in the current year and prior year amounts have been reclassified for comparability. The balances of accounts receivable and contract assets are presented as follows:

	December 31, 2024	December 31, 2023
In US$ – from United States based customers
Accounts receivable	58,777	50,334
Contract assets	6,966	7,900
In R$ –from Brazil based customers
Accounts receivable	26,562	31,284
Contract assets	12,607	16,098
Other currencies - from other foreign based customers
Accounts receivable	11,122	16,220
Contract assets	2,819	6,740
(-) Expected credit losses	(2,880)	(600)
Accounts receivable and contract assets, net	115,973	127,976

Schedule of accounts receivables by maturity date

The balance of accounts receivable by maturity date is as follows:

	December 31, 2024	December 31, 2023
Current	107,491	121,225
Overdue:
from 1 to 60 days	8,860	6,234
61 to 360 days	2,430	1,116
Over 360 days	72	1
(-) Expected credit losses	(2,880)	(600)
Total	115,973	127,976

Schedule of allowance for credit expected losses

The rollforward of the allowance for credit expected losses is as follows:

	December 31, 2024	December 31, 2023
Balance at beginning of year	(600)	(254)
Provision	(8,792)	(1,785)
Reversal	6,182	1,476
Write-off	-	4
Translation to presentation currency	330	(41)
Balance at end of year	(2,880)	(600)